6. FINANCIAL RISK MANAGEMENT (Details 4) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other payables	$ 24,456	$ 18,203
Borrowings	83,974	33,023
Total	108,430	51,226
Less than three months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other payables	12,041	8,799
Borrowings	13,936	1,088
Total	25,977	9,887
Three months to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other payables	6,004	4,068
Borrowings	12,938	10,995
Total	18,942	15,063
One to two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other payables	221	311
Borrowings	4,166	2,548
Total	4,387	2,859
Two to five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other payables	122	118
Borrowings	16,624	6,312
Total	16,746	6,430
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other payables	0	0
Borrowings	30,239	12,080
Total	30,239	12,080
Without established term
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other payables	6,068	4,907
Borrowings	6,071	0
Total	$ 12,139	$ 4,907